Distribution Date:	02/16/24	WFRBS Commercial Mortgage Trust 2014-C19
Determination Date:	02/12/24
Next Distribution Date:	03/15/24
Record Date:	01/31/24	Commercial Mortgage Pass-Through Certificates
Series 2014-C19

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	RBS Commercial Funding Inc.
Certificate Factor Detail	3		Thomas Conway	(203) 897-2365
Certificate Interest Reconciliation Detail	4		600 Washington Boulevard | Stamford, CT 06901 | United States
		General Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Master & Special Servicer	National Cooperative Bank, N.A.
Bond / Collateral Reconciliation - Balances	8		Tom Klump	(703) 302-8080	tklump@ncb.coop
Current Mortgage Loan and Property Stratification	9-13		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 1)	14-15	General Special Servicer	Argentic Services Company LP
Mortgage Loan Detail (Part 2)	16-17		Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
Principal Prepayment Detail	18		500 North Central Expressway, Suite 261 | Plano, TX 75074 | United States
Historical Detail	19	Operating Trust Advisor	BellOak, LLC
			Attention: Reporting		Reporting@belloakadvisors.com
Delinquency Loan Detail	20
			200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Collateral Stratification and Historical Detail	21
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	22		Bank, N.A.
Specially Serviced Loan Detail - Part 2	23		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Modified Loan Detail	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	25	Trustee	Deutsche Bank Trust Company Americas
Historical Bond / Collateral Loss Reconciliation Detail	26-28		Karlene Benvenuto		karlene.benvenuto@db.com
Interest Shortfall Detail - Collateral Level	29		1761 East St. Andrew Place | Santa Ana, CA 92705 | United States
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	92938VAL9	1.233000%	75,637,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92938VAM7	2.895000%	36,949,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92938VAN5	3.660000%	98,933,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	92938VAP0	3.829000%	210,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	92938VAQ8	4.101000%	249,163,000.00	82,252,931.95	82,252,931.95	281,099.39	0.00	0.00	82,534,031.34	0.00	0.00%	30.00%
A-SB	92938VAR6	3.618000%	101,859,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	92938VAS4	4.271000%	73,116,000.00	73,116,000.00	73,116,000.00	260,232.03	0.00	0.00	73,376,232.03	0.00	0.00%	23.38%
B	92938VAT2	4.723000%	75,875,000.00	75,875,000.00	28,751,583.63	298,631.35	0.00	0.00	29,050,214.98	47,123,416.37	75.64%	16.50%
C	92938VAU9	4.646000%	40,006,000.00	40,006,000.00	0.00	154,889.90	0.00	0.00	154,889.90	40,006,000.00	54.96%	12.88%
D	92938VAA3	4.234000%	59,321,000.00	59,321,000.00	0.00	209,304.26	0.00	0.00	209,304.26	59,321,000.00	24.30%	7.50%
E	92938VAC9	5.019453%	27,590,000.00	27,590,000.00	0.00	115,405.60	0.00	0.00	115,405.60	27,590,000.00	10.03%	5.00%
F*	92938VAE5	5.019453%	11,037,000.00	11,037,000.00	0.00	46,166.42	0.00	0.00	46,166.42	11,037,000.00	4.33%	4.00%
G	92938VAG0	5.019453%	44,145,379.00	8,146,235.23	0.00	30,246.82	0.00	(225,896.91)	30,246.82	8,372,132.14	0.00%	0.00%
V	92938VAJ4	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	92938VAK1	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,103,631,380.01	377,344,167.18	184,120,515.58	1,395,975.77	0.00	(225,896.91)	185,516,491.35	193,449,548.51

X-A	92938VAW5	0.838452%	845,657,000.00	155,368,931.95	0.00	108,557.85	0.00	0.00	108,557.85	0.00
X-B	92938VAX3	0.479605%	175,202,000.00	175,202,000.00	0.00	70,023.06	0.00	0.00	70,023.06	146,450,416.37
Notional SubTotal			1,020,859,000.00	330,570,931.95	0.00	178,580.91	0.00	0.00	178,580.91	146,450,416.37

Deal Distribution Total					184,120,515.58	1,574,556.68	0.00	(225,896.91)	185,695,072.26

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 4.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92938VAL9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92938VAM7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92938VAN5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	92938VAP0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	92938VAQ8	330.11695938	330.11695938	1.12817469	0.00000000	0.00000000	0.00000000	0.00000000	331.24513407	0.00000000
A-SB	92938VAR6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	92938VAS4	1,000.00000000	1,000.00000000	3.55916667	0.00000000	0.00000000	0.00000000	0.00000000	1,003.55916667	0.00000000
B	92938VAT2	1,000.00000000	378.93355690	3.93583328	0.00000000	0.00000000	0.00000000	0.00000000	382.86939018	621.06644310
C	92938VAU9	1,000.00000000	0.00000000	3.87166675	0.00000000	0.00000000	0.00000000	0.00000000	3.87166675	1,000.00000000
D	92938VAA3	1,000.00000000	0.00000000	3.52833331	0.00000000	0.00000000	0.00000000	0.00000000	3.52833331	1,000.00000000
E	92938VAC9	1,000.00000000	0.00000000	4.18287785	0.00000000	0.00000000	0.00000000	0.00000000	4.18287785	1,000.00000000
F	92938VAE5	1,000.00000000	0.00000000	4.18287759	0.00000000	0.00000000	0.00000000	0.00000000	4.18287759	1,000.00000000
G	92938VAG0	184.53200345	0.00000000	0.68516390	0.08671100	54.83260117	0.00000000	(5.11711339)	0.68516390	189.64911684
V	92938VAJ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	92938VAK1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92938VAW5	183.72570906	0.00000000	0.12837102	0.00000000	0.00000000	0.00000000	0.00000000	0.12837102	0.00000000
X-B	92938VAX3	1,000.00000000	0.00000000	0.39967044	0.00000000	0.00000000	0.00000000	0.00000000	0.39967044	835.89466085

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	01/01/24 - 01/30/24	30	0.00	281,099.39	0.00	281,099.39	0.00	0.00	0.00	281,099.39	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	01/01/24 - 01/30/24	30	0.00	108,557.85	0.00	108,557.85	0.00	0.00	0.00	108,557.85	0.00
X-B	01/01/24 - 01/30/24	30	0.00	70,023.06	0.00	70,023.06	0.00	0.00	0.00	70,023.06	0.00
A-S	01/01/24 - 01/30/24	30	0.00	260,232.03	0.00	260,232.03	0.00	0.00	0.00	260,232.03	0.00
B	01/01/24 - 01/30/24	30	0.00	298,631.35	0.00	298,631.35	0.00	0.00	0.00	298,631.35	0.00
C	01/01/24 - 01/30/24	30	0.00	154,889.90	0.00	154,889.90	0.00	0.00	0.00	154,889.90	0.00
D	01/01/24 - 01/30/24	30	0.00	209,304.26	0.00	209,304.26	0.00	0.00	0.00	209,304.26	0.00
E	01/01/24 - 01/30/24	30	0.00	115,405.60	0.00	115,405.60	0.00	0.00	0.00	115,405.60	0.00
F	01/01/24 - 01/30/24	30	0.00	46,166.42	0.00	46,166.42	0.00	0.00	0.00	46,166.42	0.00
G	01/01/24 - 01/30/24	30	2,416,778.07	34,074.71	0.00	34,074.71	3,827.89	0.00	0.00	30,246.82	2,420,605.96
Totals			2,416,778.07	1,578,384.57	0.00	1,578,384.57	3,827.89	0.00	0.00	1,574,556.68	2,420,605.96

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	92938VAS4	4.271000%	73,116,000.00	73,116,000.00	73,116,000.00	260,232.03	0.00	0.00	73,376,232.03	0.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	92938VAT2	4.723000%	75,875,000.00	75,875,000.00	28,751,583.63	298,631.35	0.00	0.00	29,050,214.98	47,123,416.37
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	92938VAU9	4.646000%	40,006,000.00	40,006,000.00	0.00	154,889.90	0.00	0.00	154,889.90	40,006,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			188,997,000.03	188,997,000.00	101,867,583.63	713,753.28	0.00	0.00	102,581,336.91	87,129,416.37

Exchangeable Certificate Details
PEX	92938VAV7	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

	Additional Information
Total Available Distribution Amount (1)	185,695,072.26
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,643,132.33	Master Servicing Fee	10,006.62
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,182.76
Interest Adjustments	0.00	Trustee Fee	149.47
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	162.47
ARD Interest	0.00	Trust Advisor Fee	633.62
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,643,132.33	Total Fees	12,134.95

Principal		Expenses/Reimbursements
Scheduled Principal	169,035,856.40	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	14,837,159.18	Special Servicing Fees (Monthly)	3,827.89
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	247,500.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	184,120,515.58	Total Expenses/Reimbursements	3,827.89

		Interest Reserve Deposit	52,612.82

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,574,556.68
Excess Liquidation Proceeds	0.00	Principal Distribution	184,120,515.58
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	185,695,072.26
Total Funds Collected	185,763,647.91	Total Funds Distributed	185,763,647.92

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	377,344,167.18	377,344,167.18	Beginning Certificate Balance	377,344,167.18
(-) Scheduled Principal Collections	169,035,856.40	169,035,856.40	(-) Principal Distributions	184,120,515.58
(-) Unscheduled Principal Collections	14,837,159.18	14,837,159.18	(-) Realized Losses	(225,896.91)
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	(225,896.91)
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	(225,896.91)	(225,896.91)	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	193,449,548.51	193,449,548.51	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	377,391,782.91	377,391,782.91	Ending Certificate Balance	193,449,548.51
Ending Actual Collateral Balance	193,544,443.57	193,544,443.57

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.02%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	5	22,377,664.79	11.57%	1	5.1684	NAP	Defeased	5	22,377,664.79	11.57%	1	5.1684	NAP
1,000,000 or less	1	487,138.54	0.25%	0	4.6300	0.730000	1.30 or less	4	21,210,759.37	10.96%	1	5.1724	0.630255
1,000,001 to 2,000,000	2	3,327,717.96	1.72%	1	5.3688	0.416247	1.31 to 1.40	1	2,177,077.80	1.13%	1	5.4900	1.388600
2,000,001 to 3,000,000	2	5,137,109.73	2.66%	0	5.5764	1.647835	1.41 to 1.50	3	24,963,958.79	12.90%	0	5.1459	1.464154
3,000,001 to 4,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	1	9,087,449.56	4.70%	2	5.0000	1.580700
4,000,001 to 5,000,000	1	4,263,290.21	2.20%	1	5.1900	1.503800	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 6,000,000	1	5,832,427.98	3.01%	1	4.8570	2.056200	1.71 to 1.90	2	52,763,282.25	27.27%	1	4.9717	1.903912
6,000,001 to 7,000,000	1	6,634,618.98	3.43%	1	4.8700	2.913000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
7,000,001 to 8,000,000	2	14,981,585.15	7.74%	1	5.0408	1.939544	2.01 to 2.25	1	5,832,427.98	3.01%	1	4.8570	2.056200
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	2	24,385,623.67	12.61%	1	4.9192	2.346012
9,000,001 to 10,000,000	1	9,087,449.56	4.70%	2	5.0000	1.580700	2.51 to 3.50	2	19,536,599.99	10.10%	1	5.0219	2.971644
10,000,001 to 15,000,000	3	37,119,141.28	19.19%	0	5.1216	2.643918	3.51 to 4.00	1	11,114,704.31	5.75%	1	4.9600	3.660800
15,000,001 to 20,000,000	2	34,398,154.01	17.78%	1	4.9765	1.488358	4.01 or Greater	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	22	193,449,548.51	100.00%	1	5.0404	1.898281
30,000,001 to 50,000,000	1	49,803,250.32	25.74%	1	4.9320	1.907800
50,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000
70,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	22	193,449,548.51	100.00%	1	5.0404	1.898281
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	5	22,377,664.79	11.57%	1	5.1684	NAP
							Defeased	5	22,377,664.79	11.57%	1	5.1684	NAP
Alabama	2	17,864,966.78	9.23%	0	5.1872	1.556567
							Industrial	9	54,066,540.53	27.95%	1	4.9523	1.875944
Arizona	1	4,263,290.21	2.20%	1	5.1900	1.503800
							Lodging	4	44,502,513.81	23.00%	0	5.1340	2.601642
California	2	24,600,463.76	12.72%	1	4.8271	2.072610
							Mobile Home Park	1	1,494,388.92	0.77%	1	5.2200	(0.461600)
Colorado	1	7,383,372.53	3.82%	1	5.1960	2.389100
							Multi-Family	5	28,528,067.23	14.75%	1	5.1238	1.276207
Florida	2	19,536,599.99	10.10%	1	5.0219	2.971644
							Retail	4	25,478,122.09	13.17%	1	5.0088	1.696241
Georgia	2	24,824,867.49	12.83%	1	4.9144	1.942666
							Self Storage	1	17,002,251.14	8.79%	1	4.7990	2.327300
Idaho	1	9,087,449.56	4.70%	2	5.0000	1.580700
							Totals	29	193,449,548.51	100.00%	1	5.0404	1.898281
Louisiana	1	11,114,704.31	5.75%	1	4.9600	3.660800

Michigan	1	17,395,902.87	8.99%	1	5.1500	0.668400

Mississippi	2	6,527,225.99	3.37%	1	4.9320	1.907800

Montana	1	1,833,329.04	0.95%	1	5.4900	1.131800

New York	1	487,138.54	0.25%	0	4.6300	0.730000

North Carolina	4	19,521,074.01	10.09%	1	4.9320	1.907800

North Dakota	1	2,177,077.80	1.13%	1	5.4900	1.388600

Texas	2	4,454,420.85	2.30%	0	5.4991	1.066852

Totals	29	193,449,548.51	100.00%	1	5.0404	1.898281

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	22,377,664.79	11.57%	1	5.1684	NAP	Defeased	5	22,377,664.79	11.57%	1	5.1684	NAP
	4.250% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	0	0.00	0.00%	0	0.0000	0.000000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	1	487,138.54	0.25%	0	4.6300	0.730000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	7	107,072,914.91	55.35%	1	4.9087	2.170244	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	5	43,438,935.54	22.45%	1	5.1493	1.697038	49 months or greater	17	171,071,883.72	88.43%	1	5.0237	1.962389
	5.251% to 5.500%	3	17,112,862.80	8.85%	(1)	5.3292	1.391944	Totals	22	193,449,548.51	100.00%	1	5.0404	1.898281
	5.501% to 5.750%	1	2,960,031.93	1.53%	0	5.6400	1.838500
	5.751% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	22	193,449,548.51	100.00%	1	5.0404	1.898281
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	22,377,664.79	11.57%	1	5.1684	NAP	Defeased	5	22,377,664.79	11.57%	1	5.1684	NAP
	60 months or less	17	171,071,883.72	88.43%	1	5.0237	1.962389	240 months or less	17	171,071,883.72	88.43%	1	5.0237	1.962389
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
85 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	361 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	22	193,449,548.51	100.00%	1	5.0404	1.898281	Totals	22	193,449,548.51	100.00%	1	5.0404	1.898281
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	5	22,377,664.79	11.57%	1	5.1684	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	14	163,361,423.04	84.45%	1	5.0094	1.980277
	13 months to 24 months	3	7,710,460.68	3.99%	1	5.3274	1.583403
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	22	193,449,548.51	100.00%	1	5.0404	1.898281
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	310921965	RT	Various	Various	Actual/360	5.060%	221,470.67	50,828,407.32	0.00	N/A	02/01/24	--	50,828,407.32	0.00	02/01/24
3	440000345	IN	Various	Various	Actual/360	4.932%	211,835.23	75,542.10	0.00	03/06/24	03/06/44	--	49,878,792.42	49,803,250.32	02/06/24
4	301690004	RT	Las Vegas	NV	Actual/360	4.870%	126,814.31	30,239,884.03	0.00	N/A	02/01/24	--	30,239,884.03	0.00	02/01/24
10	416000129	MF	Sterling Heights	MI	Actual/360	5.150%	77,311.65	37,353.86	0.00	N/A	03/01/24	--	17,433,256.73	17,395,902.87	02/01/24
11	301690011	OF	Henderson	NV	Actual/360	5.260%	77,877.23	17,193,551.05	0.00	N/A	02/01/24	--	17,193,551.05	0.00	02/01/24
12	440000347	SS	Walnut Creek	CA	Actual/360	4.799%	70,387.78	30,598.67	0.00	N/A	03/01/24	--	17,032,849.81	17,002,251.14	02/01/24
14	416000122	LO	Birmingham	AL	Actual/360	5.280%	59,725.05	33,551.23	0.00	N/A	01/01/24	--	13,136,007.19	13,102,455.96	12/01/23
16	310917528	LO	Key Largo	FL	Actual/360	5.100%	56,783.80	27,916.36	0.00	N/A	03/01/24	--	12,929,897.37	12,901,981.01	02/01/24
19	310922533	SS	Various	FL	Actual/360	4.940%	54,614.50	12,838,723.86	0.00	N/A	02/01/24	--	12,838,723.86	0.00	02/01/24
22	310921851	LO	New Orleans	LA	Actual/360	4.960%	47,577.05	24,564.20	0.00	N/A	03/01/24	--	11,139,268.51	11,114,704.31	02/01/24
23	301690023	LO	Madison	WI	Actual/360	5.160%	44,330.09	9,976,764.67	0.00	N/A	02/01/24	--	9,976,764.67	0.00	02/01/24
24	301690024	MF	Seattle	WA	Actual/360	4.950%	45,208.54	23,423.61	0.00	N/A	03/05/24	--	10,606,109.14	10,582,685.53	02/05/24
26	301690026	LO	Madison	WI	Actual/360	5.160%	42,486.49	9,561,851.37	0.00	N/A	02/01/24	--	9,561,851.37	0.00	02/01/24
30	301690030	IN	Reading	PA	Actual/360	5.150%	45,298.35	10,214,473.64	0.00	N/A	02/05/24	--	10,214,473.64	0.00	02/05/24
33	440000363	RT	Boise	ID	Actual/360	5.000%	39,211.93	19,838.45	0.00	N/A	04/01/24	--	9,107,288.01	9,087,449.56	02/01/24
41	440000337	OF	Laguna Niguel	CA	Actual/360	4.877%	34,457.06	8,183,164.67	0.00	N/A	02/01/24	--	8,204,767.76	0.00	02/01/24
43	310922513	RT	West Covina	CA	Actual/360	4.890%	32,066.26	16,969.75	0.00	N/A	03/01/24	--	7,615,182.37	7,598,212.62	02/01/24
44	440000350	LO	Lakewood	CO	Actual/360	5.196%	33,106.11	15,742.77	0.00	N/A	03/01/24	--	7,399,115.30	7,383,372.53	02/01/24
47	440000330	SS	Grand Prairie	TX	Actual/360	5.379%	33,209.88	7,169,792.77	0.00	N/A	02/01/24	--	7,169,792.77	0.00	02/01/24
51	310921703	SS	San Jose	CA	Actual/360	4.850%	28,864.19	6,911,280.30	0.00	N/A	02/01/24	--	6,911,280.30	0.00	02/01/24
52	416000123	MF	Lauderdale Lakes	FL	Actual/360	4.870%	27,872.48	11,795.38	0.00	N/A	03/01/24	--	6,646,414.36	6,634,618.98	02/01/24
56	440000343	RT	Dunwoody	GA	Actual/360	4.857%	24,440.52	11,207.32	0.00	N/A	03/01/24	--	5,843,635.30	5,832,427.98	02/01/24
61	670922057	RT	Fremont	CA	Actual/360	5.230%	17,284.84	3,837,995.11	0.00	N/A	02/01/24	--	3,837,995.11	0.00	02/01/24
63	301690063	MH	Houston	TX	Actual/360	5.160%	19,187.08	9,238.33	0.00	N/A	03/05/24	--	4,318,171.92	4,308,933.59	02/05/24
64	416000124	IN	Chandler	AZ	Actual/360	5.190%	19,094.02	9,098.54	0.00	N/A	03/01/24	--	4,272,388.75	4,263,290.21	01/01/24
70	301690070	MH	Lakewood	CO	Actual/360	5.090%	14,484.15	3,304,578.26	0.00	N/A	02/05/24	--	3,304,578.26	0.00	02/05/24
72	301690072	MF	Alexandria	LA	Actual/360	5.380%	14,526.30	6,484.31	0.00	N/A	03/01/24	--	3,135,548.64	3,129,064.33	02/01/24
73	301690073	MH	Houston	TX	Actual/360	5.450%	13,724.12	2,924,346.67	0.00	N/A	02/01/24	--	2,924,346.67	0.00	02/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
76	470088650	MF	Flushing	NY	Actual/360	4.420%	11,402.53	2,995,847.99	0.00	N/A	02/01/24	--	2,995,847.99	0.00	01/01/24
77	301690077	RT	Houston	TX	Actual/360	5.640%	14,398.37	4,629.56	0.00	N/A	02/01/24	--	2,964,661.49	2,960,031.93	10/01/23
80	301690080	MH	Various	TX	Actual/360	5.800%	11,556.93	2,313,957.64	0.00	N/A	02/01/24	--	2,313,957.64	0.00	02/01/24
83	301690083	SS	Davenport	IA	Actual/360	5.840%	12,577.74	2,501,098.18	0.00	N/A	03/05/24	--	2,501,098.18	0.00	02/05/24
84	301690084	MF	Tampa	FL	Actual/360	5.680%	11,130.42	7,303.64	0.00	N/A	03/05/24	--	2,275,641.81	2,268,338.17	02/05/24
85	416000126	MF	Grand Forks	ND	Actual/360	5.490%	10,325.98	7,158.50	0.00	N/A	03/01/24	--	2,184,236.30	2,177,077.80	02/01/24
87	301690087	SS	Panama City	FL	Actual/360	5.420%	9,768.24	4,301.26	0.00	N/A	03/01/24	--	2,092,944.43	2,088,643.17	02/01/24
90	416000125	MF	Billings	MT	Actual/360	5.490%	8,695.56	6,028.21	0.00	N/A	03/01/24	--	1,839,357.25	1,833,329.04	02/01/24
93	301690093	MH	Mission	TX	Actual/360	5.220%	6,740.02	5,060.19	0.00	N/A	03/05/24	--	1,499,449.11	1,494,388.92	02/05/24
94	301690094	SS	Tallahassee	FL	Actual/360	5.340%	5,987.14	1,302,023.46	0.00	N/A	02/05/24	--	1,302,023.46	0.00	02/05/24
96	410921581	RT	Albuquerque	NM	Actual/360	5.240%	5,352.98	1,186,328.46	0.00	N/A	03/01/24	--	1,186,328.46	0.00	02/01/24
99	470089000	MF	Brooklyn	NY	Actual/360	4.630%	1,946.74	1,139.89	0.00	N/A	02/01/24	--	488,278.43	487,138.54	02/01/24
Totals							1,643,132.33	183,873,015.58	0.00				377,344,167.18	193,449,548.51
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	10,927,420.24	8,195,324.68	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	6,692,992.04	5,005,038.49	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,685,082.00	3,058,524.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	956,631.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,692,769.00	2,137,970.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,652,800.00	1,420,728.90	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	1,789,913.64	07/01/22	06/30/23	--	0.00	0.00	92,975.96	186,099.52	0.00	0.00
16	3,455,987.30	3,362,108.04	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,712,749.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,729,998.73	3,507,493.19	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,356,230.00	1,039,058.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	946,647.00	838,977.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	1,169,248.46	913,006.70	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,024,240.75	669,076.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	934,481.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	2,056,415.61	1,689,624.04	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	1,288,442.61	1,066,976.51	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
56	944,877.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	766,348.20	605,877.45	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
64	670,297.58	139,707.40	01/01/22	03/31/22	--	0.00	0.00	28,118.98	28,118.98	0.00	0.00
70	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
72	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
73	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
76	380,471.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
77	512,565.36	122,052.37	01/01/22	03/31/22	--	0.00	0.00	18,960.15	75,908.65	0.00	0.00
80	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
83	389,505.33	277,374.31	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
84	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
85	320,756.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
87	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
90	225,185.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
93	167,269.55	(40,333.18)	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
94	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
96	186,934.40	159,902.16	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
99	27,208.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	49,873,554.02	35,958,399.70				0.00	0.00	140,055.09	290,127.15	0.00	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
41	440000337	8,164,688.77	Disposition	0.00	0.00
76	470088650	2,992,357.56	Payoff Prior to Maturity	0.00	0.00
83	301690083	2,496,291.49	Payoff Prior to Maturity	0.00	0.00
96	410921581	1,183,821.36	Payoff Prior to Maturity	0.00	0.00
Totals		14,837,159.18		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4	14,837,159.18	5.040432%	4.987260%	1
01/18/24	0	0.00	1	2,964,661.49	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	8	49,868,785.88	5.056799%	5.008820%	1
12/15/23	1	2,969,268.67	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4	27,514,183.35	5.074338%	5.035679%	2
11/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	23,840,968.73	5.046874%	5.008432%	3
10/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.060361%	5.020294%	4
09/15/23	0	0.00	0	0.00	0	0.00	1	0.00	0	0.00	0	0.00	0	0.00	1	8,518,876.61	5.060876%	5.020870%	5
08/17/23	0	0.00	0	0.00	1	24,780,537.18	1	24,780,537.18	0	0.00	0	0.00	0	0.00	0	0.00	5.040280%	4.992023%	6
07/17/23	0	0.00	0	0.00	1	24,835,297.24	1	24,835,297.24	0	0.00	0	0.00	0	0.00	0	0.00	5.040319%	4.992066%	7
06/16/23	0	0.00	0	0.00	1	24,893,134.76	1	24,893,134.76	0	0.00	0	0.00	0	0.00	0	0.00	5.040359%	4.992109%	8
05/17/23	0	0.00	0	0.00	1	24,947,431.72	1	24,947,431.72	0	0.00	0	0.00	0	0.00	0	0.00	5.040397%	4.992151%	9
04/17/23	0	0.00	0	0.00	1	25,004,822.86	2	25,004,822.86	0	0.00	0	0.00	0	0.00	1	7,733,534.80	5.040437%	4.992194%	10
03/17/23	0	0.00	0	0.00	2	32,805,798.20	2	32,805,798.20	0	0.00	0	0.00	0	0.00	2	23,918,497.20	5.040128%	4.989296%	11
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
14	416000122	12/01/23	1	5	92,975.96	186,099.52	0.00	13,169,406.57	01/02/24	13
64	416000124	01/01/24	0	B	28,118.98	28,118.98	0.00	4,272,388.75
77	301690077	10/01/23	3	5	18,960.15	75,908.65	0.00	2,978,877.82	01/05/24	2
Totals					140,055.09	290,127.15	0.00	20,420,673.14
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		16,549,626	487,139	16,062,488		0
0 - 6 Months		127,096,672	127,096,672	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		49,803,250	49,803,250	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-24	193,449,549	177,387,061	13,102,456	0	2,960,032	0
Jan-24	377,344,167	361,243,499	13,136,007	2,964,661	0	0
Dec-23	488,619,469	485,650,200	2,969,269	0	0	0
Nov-23	568,622,753	568,622,753	0	0	0	0
Oct-23	613,015,973	613,015,973	0	0	0	0
Sep-23	617,241,540	617,241,540	0	0	0	0
Aug-23	666,622,205	641,841,668	0	0	24,780,537	0
Jul-23	668,194,450	643,359,153	0	0	24,835,297	0
Jun-23	669,852,542	644,959,407	0	0	24,893,135	0
May-23	671,410,782	646,463,351	0	0	24,947,432	0
Apr-23	673,055,378	648,050,555	0	0	0	25,004,823
Mar-23	682,346,870	649,541,072	0	0	0	32,805,798
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
14	416000122	13,102,455.96	13,169,406.57	23,900,000.00	12/02/13	1,599,471.64	1.42890	06/30/23	01/01/24	214
41	440000337	0.00	-	15,550,000.00	12/20/13	628,300.00	1.31880	09/30/23	02/01/24	239
77	301690077	2,960,031.93	2,978,877.82	6,150,000.00	11/09/13	104,952.87	1.83850	03/31/22	02/01/24	240
Totals		16,062,487.89	16,148,284.39	45,600,000.00		2,332,724.51

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 30

Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
14	416000122	LO	AL	01/02/24	13

SS is negotiating terms of short-term forbearance with the Borrower in order to give the Borrower sufficient time to repay the loan in full. Should the negotiations fail to reach a settlement that is acceptable to all parties, SS will direct counsel to initiate foreclosure and/or seek the appointment of a receiver. Asset transferred to Special Servicing effective 1/2/23 due to maturity default. The loan matured on 1/1/2024. An executed PNA is in place.

41	440000337	OF	CA	01/30/24	8
Transferred to Special Servicing 01/30/24 due to Balloon Payment/Maturity Default. Full Payoff complete 02/01/2024

77	301690077	RT	TX	01/05/24	2

Loan transferred to special servicing on 01/05/24 due to payment default. The loan remains due for the November 2023 payment and the loan matured 2/1/2024. Special Servicer is pursuing a foreclosure of the asset.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	310922325	0.00	4.71000%	0.00	4.71000%	1	12/18/20	12/01/20	--
1	310922325	0.00	4.71000%	0.00	4.71000%	1	12/11/20	12/01/20	12/18/20
13	440000353	14,338,975.84	4.92000%	14,338,975.84	4.92000%	9	02/08/19	02/01/19	02/08/19
13	440000353	0.00	4.92000%	0.00	4.92000%	9	03/05/19	02/01/19	02/08/19
26	301690026	0.00	5.16000%	0.00	5.16000%	8	01/14/21	01/29/21	02/11/21
26	301690026	0.00	5.16000%	0.00	5.16000%	8	02/11/21	01/29/21	01/14/21
34	440000338	9,629,767.63	5.03400%	9,629,767.63	5.03400%	10	09/17/20	10/01/20	11/12/20
34	440000338	0.00	5.03400%	0.00	5.03400%	10	11/12/20	10/01/20	09/17/20
Totals		23,968,743.47		23,968,743.47
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
6	440000371	09/15/23	24,780,537.18	30,500,000.00	10,380,119.97	1,806,257.15	10,380,119.97	8,573,862.82	16,206,674.36	0.00	0.00	16,206,674.36	54.02%
13	440000353	04/18/22	13,238,768.79	10,900,000.00	14,107,120.67	868,351.88	14,107,120.67	13,238,768.79	0.00	0.00	(80.00)	80.00	0.00%
31	301690031	06/17/19	10,385,847.99	6,100,000.00	4,579,937.86	2,187,363.08	4,316,240.17	2,128,877.09	8,256,970.90	247,500.00	597,554.81	7,659,416.09	66.02%
32	301690032	01/18/22	9,391,829.26	8,100,000.00	8,009,795.26	1,290,103.12	8,009,795.26	6,719,692.14	2,672,137.12	0.00	(11,907.81)	2,684,044.93	23.75%
41	440000337	02/16/24	8,204,767.76	15,550,000.00	8,241,236.34	58,071.67	8,241,236.34	8,183,164.67	21,603.09	0.00	0.00	21,603.09	0.21%
46	301690046	04/17/23	7,747,137.74	13,700,000.00	8,744,075.42	510,887.32	8,744,075.42	8,233,188.10	0.00	0.00	0.00	0.00	0.00%
50	301690050	04/17/19	7,018,842.22	2,700,000.00	2,874,816.72	2,527,621.97	2,527,621.97	0.00	7,018,842.22	0.00	202,742.39	6,816,099.83	89.68%
54	416000127	02/15/19	6,747,057.63	8,960,000.00	6,448,695.10	1,140,126.89	6,448,695.10	5,308,568.21	1,438,489.42	0.00	13,387.50	1,425,101.92	19.65%
Current Period Totals			8,204,767.76	15,550,000.00	8,241,236.34	58,071.67	8,241,236.34	8,183,164.67	21,603.09	0.00	0.00	21,603.09
Cumulative Totals			87,514,788.57	96,510,000.00	63,385,797.34	10,388,783.08	62,774,904.90	52,386,121.82	35,614,717.11	247,500.00	801,696.89	34,813,020.22

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	08/17/21	0.00	0.00	0.00	(11,267.50)	0.00	11,267.50	0.00	0.00	11,598.00
		04/17/20	0.00	0.00	0.00	0.00	0.00	330.50	0.00	0.00
6	440000371	09/15/23	0.00	0.00	16,206,674.36	0.00	0.00	16,206,674.36	0.00	0.00	16,206,674.36
13	440000353	10/17/23	0.00	0.00	80.00	0.00	0.00	80.00	0.00	0.00	4,218.93
		08/17/23	0.00	0.00	4,138.93	0.00	0.00	475.00	0.00	0.00
		07/17/23	0.00	0.00	3,663.93	0.00	0.00	625.00	0.00	0.00
		05/17/23	0.00	0.00	3,038.93	0.00	0.00	592.44	0.00	0.00
		04/17/23	0.00	0.00	2,446.49	0.00	0.00	312.68	0.00	0.00
		03/17/23	0.00	0.00	2,133.81	0.00	0.00	962.00	0.00	0.00
		01/18/23	0.00	0.00	1,171.81	0.00	0.00	148.62	0.00	0.00
		10/17/22	0.00	0.00	1,023.19	0.00	0.00	500.00	0.00	0.00
		09/16/22	0.00	0.00	523.19	0.00	0.00	66.06	0.00	0.00
		08/17/22	0.00	0.00	457.13	0.00	0.00	48.34	0.00	0.00
		07/15/22	0.00	0.00	408.79	0.00	0.00	408.79	0.00	0.00
		04/18/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31	301690031	02/16/24	0.00	0.00	7,659,416.09	0.00	0.00	(247,500.00)	0.00	0.00	7,659,416.09
		10/17/23	0.00	0.00	7,906,916.09	0.00	0.00	(90,892.20)	0.00	0.00
		07/15/22	0.00	0.00	7,997,808.29	0.00	0.00	13,507.74	0.00	0.00
		06/17/22	0.00	0.00	7,984,300.55	0.00	0.00	1,692.00	0.00	0.00
		05/17/22	0.00	0.00	7,982,608.55	0.00	0.00	31,389.50	0.00	0.00
		04/18/22	0.00	0.00	7,951,219.05	0.00	0.00	9,168.00	0.00	0.00
		02/17/22	0.00	0.00	7,942,051.05	0.00	0.00	1,593.50	0.00	0.00
		12/17/21	0.00	0.00	7,940,457.55	0.00	0.00	8,008.50	0.00	0.00
		11/18/21	0.00	0.00	7,932,449.05	0.00	0.00	329.00	0.00	0.00
		10/18/21	0.00	0.00	7,932,120.05	0.00	0.00	3,145.00	0.00	0.00
		09/17/21	0.00	0.00	7,928,975.05	0.00	0.00	1,628.50	0.00	0.00
		08/17/21	0.00	0.00	7,927,346.55	0.00	0.00	11,267.50	0.00	0.00
		07/16/21	0.00	0.00	7,916,079.05	0.00	0.00	235.00	0.00	0.00
		06/17/21	0.00	0.00	7,915,844.05	0.00	0.00	75.22	0.00	0.00
		05/17/21	0.00	0.00	7,915,844.05	0.00	0.00	(75.22)	0.00	0.00

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
31	301690031	04/16/21	0.00	0.00	7,915,844.05	0.00	0.00	(75.22)	0.00	0.00
		03/17/21	0.00	0.00	7,915,919.27	0.00	0.00	235.00	0.00	0.00
		02/18/21	0.00	0.00	7,915,684.27	0.00	0.00	3,658.00	0.00	0.00
		11/18/20	0.00	0.00	7,912,026.27	0.00	0.00	1,453.00	0.00	0.00
		10/19/20	0.00	0.00	7,910,573.27	0.00	0.00	94.00	0.00	0.00
		09/17/20	0.00	0.00	7,910,479.27	0.00	0.00	1,645.00	0.00	0.00
		08/17/20	0.00	0.00	7,908,834.27	0.00	0.00	1,859.76	0.00	0.00
		07/17/20	0.00	0.00	7,906,974.51	0.00	0.00	452.98	0.00	0.00
		06/17/20	0.00	0.00	7,906,521.53	0.00	0.00	(352,282.15)	0.00	0.00
		05/15/20	0.00	0.00	8,258,489.13	0.00	0.00	17.42	0.00	0.00
		04/17/20	0.00	0.00	8,258,786.26	0.00	0.00	314.50	0.00	0.00
		12/17/19	0.00	0.00	8,258,471.76	0.00	0.00	16.50	0.00	0.00
		10/18/19	0.00	0.00	8,258,455.26	0.00	0.00	150.00	0.00	0.00
		08/16/19	0.00	0.00	8,258,305.26	0.00	0.00	18.36	0.00	0.00
		07/17/19	0.00	0.00	8,258,286.90	0.00	0.00	1,316.00	0.00	0.00
		06/17/19	0.00	0.00	8,256,970.90	0.00	0.00	8,256,970.90	0.00	0.00
32	301690032	09/15/23	0.00	0.00	2,684,044.93	0.00	0.00	(89.57)	0.00	0.00	2,684,044.93
		04/18/22	0.00	0.00	2,684,134.50	0.00	0.00	11,411.32	0.00	0.00
		03/17/22	0.00	0.00	2,672,723.18	0.00	0.00	586.06	0.00	0.00
		01/18/22	0.00	0.00	2,672,137.12	0.00	0.00	2,672,137.12	0.00	0.00
41	440000337	02/16/24	0.00	0.00	21,603.09	0.00	0.00	21,603.09	0.00	0.00	21,603.09
46	301690046	04/25/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
50	301690050	03/17/22	0.00	0.00	6,816,099.83	0.00	126.92	0.00	0.00	0.00	5,823,408.04
		07/17/20	0.00	0.00	6,815,972.91	0.00	15.81	0.00	0.00	0.00
		06/17/20	0.00	0.00	6,815,957.10	0.00	658.00	0.00	0.00	0.00
		05/15/20	0.00	0.00	6,815,299.10	0.00	243.00	0.00	0.00	0.00
		04/17/20	0.00	0.00	6,815,056.10	0.00	0.00	16.00	0.00	0.00
		03/17/20	0.00	0.00	6,815,040.10	0.00	(4,097.76)	0.00	0.00	0.00
		02/18/20	0.00	0.00	6,819,137.86	0.00	432.17	0.00	0.00	0.00
		01/17/20	0.00	0.00	6,818,705.69	0.00	(200,351.03)	0.00	0.00	0.00

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
50	301690050	12/17/19	0.00	0.00	7,019,056.72	0.00	106.50	0.00	0.00	0.00
		08/16/19	0.00	0.00	7,018,950.22	0.00	0.00	98.36	0.00	0.00
		05/17/19	0.00	0.00	7,018,851.86	0.00	9.64	0.00	0.00	0.00
		04/17/19	0.00	0.00	7,018,842.22	0.00	0.00	7,018,842.22	0.00	(1,195,548.54)
54	416000127	07/17/20	0.00	0.00	1,425,101.92	0.00	0.00	(25,172.29)	0.00	0.00	1,425,101.92
		10/18/19	0.00	0.00	1,450,274.21	0.00	0.00	673.88	0.00	0.00
		09/17/19	0.00	0.00	1,449,600.33	0.00	0.00	1,641.00	0.00	0.00
		08/16/19	0.00	0.00	1,447,959.33	0.00	0.00	1,471.00	0.00	0.00
		07/17/19	0.00	0.00	1,446,488.33	0.00	0.00	(48,031.57)	0.00	0.00
		06/17/19	0.00	0.00	1,494,519.90	0.00	0.00	54,184.50	0.00	0.00
		05/17/19	0.00	0.00	1,440,335.40	0.00	0.00	1,845.98	0.00	0.00
		02/15/19	0.00	0.00	1,438,489.42	0.00	0.00	1,438,489.42	0.00	0.00
Current Period Totals			0.00	0.00	21,603.09	0.00	0.00	(225,896.91)	0.00	0.00	(225,896.91)
Cumulative Totals			0.00	0.00	34,813,020.22	(11,267.50)	(202,856.75)	35,031,613.90	0.00	(1,195,548.54)	33,836,065.36

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
14	0.00	0.00	2,827.89	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
77	0.00	0.00	1,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	3,827.89	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		3,827.89

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Supplemental Notes
Exchange of Exchangeable Certificates--March 2016

In March 2016 an exchange of exchangeable certificates took effect in which $94,498,000.00 of Class PEX was exchanged for $36,558,000.00 of Class A-S, $37,937,000.00 of Class B, and $20,003,000.00 of Class C.

© 2021 Computershare. All rights reserved. Confidential.	Page 30 of 30